Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
(1)	Property, plant and equipment as of December 31, 2024 and 2025 are as follows:

		2024
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,577,296	(27,403)	—	(29,241)	14,520,652
Buildings		26,217,223	(41,718)	(12,812,659)	(7,103)	13,355,743
Structures		89,573,695	(149,737)	(37,762,078)	(18,678)	51,643,202
Machinery		122,610,077	(105,546)	(65,120,941)	(533,405)	56,850,185
Ships		17,870	—	(7,336)	—	10,534
Vehicles		452,812	(2,745)	(371,245)	(116)	78,706
Equipment		2,512,223	(3,915)	(2,073,752)	(375)	434,181
Tools		1,428,994	(1,306)	(1,255,257)	(1)	172,430
Construction-in-progress		31,307,153	(223,566)	—	(22,795)	31,060,792
Right-of-use assets		6,031,076	—	(2,984,680)	—	3,046,396
Asset retirement costs		18,283,796	—	(8,388,929)	(146,423)	9,748,444
Others		17,198,254	—	(15,136,756)	—	2,061,498

	￦	330,210,469	(555,936)	(145,913,633)	(758,137)	182,982,763

		2025
		Acquisition cost	Government grants	Accumulated depreciation	Accumulated impairment losses	Book value
		In millions of won

Land	￦	14,867,112	(27,392)	—	(30,756)	14,808,964
Buildings		27,544,929	(38,077)	(13,779,225)	(7,119)	13,720,508
Structures		93,340,759	(149,558)	(40,552,716)	(18,678)	52,619,807
Machinery		126,564,408	(94,337)	(70,384,493)	(546,317)	55,539,261
Ships		17,870	—	(9,199)	—	8,671
Vehicles		538,604	(2,683)	(402,753)	(116)	133,052
Equipment		2,641,393	(1,868)	(2,191,439)	(376)	447,710
Tools		1,495,250	(982)	(1,305,965)	(1)	188,302
Construction-in-progress		36,779,508	(230,573)	—	(22,795)	36,526,140
Right-of-use assets		5,441,389	—	(2,809,452)	—	2,631,937
Asset retirement costs		18,347,513	—	(9,302,981)	(146,422)	8,898,110
Others		18,380,931	—	(16,151,855)	—	2,229,076

	￦	345,959,666	(545,470)	(156,890,078)	(772,580)	187,751,538

Summary of Changes in Property, Plant and Equipment
(2)	Changes in property, plant and equipment for the years ended December 31, 2024 and 2025 are as follows:

		2024
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won

Land	￦	14,398,088	28,390	(38,162)	—	—	159,739	14,548,055
(Government grants)		(27,404)	—	1	—	—	—	(27,403)
Buildings		13,360,204	3,767	(13,366)	(984,288)	(1,351)	1,032,495	13,397,461
(Government grants)		(46,227)	—	—	4,508	—	1	(41,718)
Structures		50,890,001	16,201	(303,046)	(2,873,012)	(9,154)	4,071,949	51,792,939
(Government grants)		(157,881)	—	1,330	9,458	—	(2,644)	(149,737)
Machinery		53,817,046	341,652	(199,670)	(6,311,423)	(735)	9,308,861	56,955,731
(Government grants)		(119,824)	—	522	16,076	—	(2,320)	(105,546)
Ships		12,365	—	—	(1,865)	—	34	10,534
Vehicles		83,374	4,311	(223)	(43,837)	—	37,826	81,451
(Government grants)		(2,837)	—	8	1,233	—	(1,149)	(2,745)
Equipment		430,875	84,020	(236)	(210,376)	—	133,813	438,096
(Government grants)		(5,932)	—	—	2,118	—	(101)	(3,915)
Tools		164,474	32,825	(68)	(82,603)	—	59,108	173,736
(Government grants)		(62)	—	—	341	—	(1,585)	(1,306)
Construction-in-progress		32,008,502	14,335,323	—	—	—	(15,059,467)	31,284,358
(Government grants)		(173,474)	6,806	75	—	—	(56,973)	(223,566)
Right-of-use assets		3,363,743	132,495	(2,252)	(538,995)	—	91,405	3,046,396
Asset retirement costs		9,733,574	—	—	(1,809,280)	—	1,824,150	9,748,444
Others		2,146,930	1,704	—	(1,011,161)	—	924,025	2,061,498

	￦	179,875,535	14,987,494	(555,087)	(13,833,106)	(11,240)	2,519,167	182,982,763

		2025
		Beginning balance	Acquisition	Disposal	Depreciation	Impairment	Others	Ending balance
		In millions of won

Land	￦	14,548,055	3,397	(14,757)	—	—	299,661	14,836,356
(Government grants)		(27,403)	—	11	—	—	—	(27,392)
Buildings		13,397,461	29,671	(27,419)	(1,008,638)	(16)	1,367,526	13,758,585
(Government grants)		(41,718)	—	4	3,937	—	(300)	(38,077)
Structures		51,792,939	8,593	(304,274)	(3,015,461)	—	4,287,568	52,769,365
(Government grants)		(149,737)	—	687	9,552	—	(10,060)	(149,558)
Machinery		56,955,731	477,443	(238,182)	(6,371,551)	(14,246)	4,824,403	55,633,598
(Government grants)		(105,546)	—	384	15,011	—	(4,186)	(94,337)
Ships		10,534	—	—	(1,863)	—	—	8,671
Vehicles		81,451	5,482	(108)	(49,732)	—	98,642	135,735
(Government grants)		(2,745)	—	6	1,309	—	(1,253)	(2,683)
Equipment		438,096	88,890	(166)	(212,174)	—	134,932	449,578
(Government grants)		(3,915)	—	—	2,119	—	(72)	(1,868)
Tools		173,736	36,172	(48)	(78,791)	—	58,215	189,284
(Government grants)		(1,306)	—	—	437	—	(113)	(982)
Construction-in-progress		31,284,358	15,728,954	(65)	—	—	(10,256,534)	36,756,713
(Government grants)		(223,566)	4,685	—	—	—	(11,692)	(230,573)
Right-of-use assets		3,046,396	100,430	(5,876)	(477,663)	—	(31,350)	2,631,937
Asset retirement costs		9,748,444	—	—	(1,437,687)	—	587,353	8,898,110
Others		2,061,498	2,849	—	(1,007,904)	—	1,172,633	2,229,076

	￦	182,982,763	16,486,566	(589,803)	(13,629,099)	(14,262)	2,515,373	187,751,538